Plant and equipment, net	9 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Plant and equipment, net

Note 9 –Plant and equipment, net

Plant and equipment consisted of the following:

	March 31, 2012	June 30, 2011
Buildings and improvements	$10,827,136	$10,580,909
Mine development cost	11,438,809	11,178,672
Machinery and equipment	7,316,342	7,149,957
Other equipment	434,466	421,189
Total	30,016,753	29,330,727
Less accumulated depreciation	(13,501,265)	(12,173,185)
Total plant and equipment, net	$16,515,488	$17,157,542

Depreciation expense amounted to $315,214 and $ 357,697 for the three month ended March 31, 2012 and 2011, respectively, and $1,037,539 and $1,074,925 for the nine months ended March 31, 2012 and 2011, respectively.